FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	September 30,	December 31,
	2013	2012
	Fair value measurements using input type
	Level 3

Liability related to stock options and warrants	$853	$630

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011	December 31, 2012
	Fair value measurements using input type	Fair value measurements using input type
	Level 3	Level 3

Liability related to stock options and warrants	$60	$630
Deferred shares	216	$-

Total financial liabilities	$276	$630

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$276

Changes in values of deferred shares and liability related to stock option and warrants	(418)
Expiration of deferred shares	(128)
Issuance of liability related to warrants	1,076
Classification of liability award to equity as a result of expiration of the Most Favored Nation (See Note 7)	(141)
Classification of liability award to equity as a result of modification	(35)

Balance at December 31, 2012	$630

Issuance of liability related to warrants	471
Utilization of the Most Favored Nation (See Note 7)	(27)
Changes in values of liability related to stock option and warrants	(221)

Balance at September 30, 2013	$853

Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$(276)

Changes in values of deferred shares and liability related to stock option and warrants	418
Expiration of deferred shares	128
Issuance of liability related to warrants	(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation	141
Classification of liability award to equity as a result of modification	35

Balance at December 31, 2012	$(630)